EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.27

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1634729	XXXX	Closed	2022-06-24 13:40	2022-08-05 21:27	Resolved	1 - Information	C	A	Credit	Credit	Hazard Insurance coverage does not include Business Interruption / Rent-Loss Coverage	Resolved-Confirmed via documentation received that hazard insurance policy rental loss coverage will cover at least 6 months market value rent. Resolved. - Due Diligence Vendor-08/05/2022

Ready for Review-Document Uploaded. Rec'd attached from client. Loss of rent on page 2 underlined in RED. Does this satisfy the finding or does it need to be updated with a specific amount/number of months?
 - Seller-08/05/2022

Counter-Per XXXX GLs at least 6 months market rent coverage is required for investment properties. Please provide a hazard insurance document with rent loss coverage. - Due Diligence Vendor-07/07/2022

Returned-RENT LOSS COVERAGE IS REQUIRED FOR INVESTMENT PROPERTIES.  NEED AT LEAST 6 MONTHS MARKET RENT COVERAGE.  NO WAIVER PERMITTED. - Seller-07/07/2022

Escalated-Escalated to supervisor - Due Diligence Vendor-07/07/2022

Ready for Review-Rent loss coverage is not required for Hazard insurance. Would it be possible if you could waive this condition? - Buyer-07/07/2022

Open-Hazard insurance document present on page 156 as per Rent loss coverage is not given. please provide - Due Diligence Vendor-06/24/2022	Ready for Review-Document Uploaded. Rec'd attached from client. Loss of rent on page 2 underlined in RED. Does this satisfy the finding or does it need to be updated with a specific amount/number of months?
 - Seller-08/05/2022

																Resolved-Confirmed via documentation received that hazard insurance policy rental loss coverage will cover at least 6 months market value rent. Resolved. - Due Diligence Vendor-08/05/2022	800021638 EOI and XXXX policy.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1634729	XXXX	Closed	2022-07-01 02:54	2022-08-05 21:14	Resolved	1 - Information	C	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-CDA received and updated to loan review, resolved. - Due Diligence Vendor-08/05/2022
Resolved-Validation Resolved - Due Diligence Vendor-08/05/2022
Ready for Review-Document Uploaded. CDA received from client. - Seller-08/05/2022
Counter-Per comment from the client there is no exception to this guideline. Please provide a CDA. - Due Diligence Vendor-07/06/2022
Ready for Review-XXXX does require a CDA through XXXX/XXXX on all files. There is no exception to this guideline. - Seller-07/06/2022
Open-Second Appraisal/ Valuation is Missing Please provide a CDA/Desktop review. Thank you!

XXXX guidelines 11.7.5 APPRAISAL REVIEW PROCESS:

The Appraisal Review Process requires clients to obtain a Desk Review on all loans from either XXXX or XXXX Valuation Services on all loans to support the appraisal value for the transaction.

If the Desk Review variance is greater than 10% of the appraised value, one of the following appraisal products will be required:
 XXXX or XXXX BPO and Final Reconciliation of Value
 Field Review
 Additional Full Appraisal (appraisals must be completed by different, independent appraisers and the lowest of all appraised values used to determine value)

The following transactions require a 2nd full appraisal:
 Approved loan amount exceptions
 HPML flip transactions as defined by the CFPB.
 Loan amounts > $1,500,000 A Desk Review will be required on the lower of the 2 appraised values.

If the Desk Review variance exceeds 10% a XXXX or XXXX BPO and Final Reconciliation of Value is required.
- Due Diligence Vendor-07/01/2022	Ready for Review-Document Uploaded. CDA received from client. - Seller-08/05/2022
 Ready for Review-XXXX does require a CDA through XXXX/XXXX on all files. There is no exception to this guideline. - Seller-07/06/2022
																Resolved-CDA received and updated to loan review, resolved. - Due Diligence Vendor-08/05/2022 Resolved-Validation Resolved - Due Diligence Vendor-08/05/2022	52022060413_800021638_CDA.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1634729	XXXX	Closed	2022-06-24 13:27	2022-07-07 11:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-Business Purpose Affidavit received and updated 1008 and BPV2 screens. - Due Diligence Vendor-07/07/2022

Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-07/07/2022

Ready for Review-Document Uploaded. Please see attached. - Buyer-07/07/2022

Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Please provide - Due Diligence Vendor-06/24/2022	Resolved-Business Purpose Affidavit received and updated 1008 and BPV2 screens. - Due Diligence Vendor-07/07/2022

 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-07/07/2022

																	52022060413_Condition Docs.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1634725	Closed	2022-07-05 19:26	2022-08-04 17:06	Waived	2 - Non-Material	C	B	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Waived-Exception received from XXXX allowing LTV outside of GLs on this transaction. Finding is waived. - Due Diligence Vendor-08/04/2022

Ready for Review-Document Uploaded. EXCEPTION FOR DSCR GRANTED BY XXXX - LMM - Seller-08/03/2022

														Open-DSCR is <.75 - unable to confirm exception. DSCR was calculated using rent in place of $2800/PITIA $3935.81. Please advise. Thank you. - Due Diligence Vendor-07/05/2022	Ready for Review-Document Uploaded. EXCEPTION FOR DSCR GRANTED BY XXXX - LMM - Seller-08/03/2022	Waived-Exception received from XXXX allowing LTV outside of GLs on this transaction. Finding is waived. - Due Diligence Vendor-08/04/2022	LU.pdf		Borrower has owned business for more than 5 years Max LTV is 70% LTV on file is 64%	CA	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	Investor Post-Close	No
XXXX	1634724	Closed	2022-07-25 19:41	2022-07-27 22:29	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Bank statement received and updated to review. Resolved. - Due Diligence Vendor-07/27/2022

Ready for Review-Document Uploaded.  - Seller-07/27/2022

														Open-As per final 1003 page no 130 CL asset checking account 0348 balance 156,747.01 is not matching with 45 CR may 31 ,2022 bank statement balance is given 146,384.31 , Please clarify and provide document - Due Diligence Vendor-07/25/2022	Ready for Review-Document Uploaded. - Seller-07/27/2022	Resolved-Bank statement received and updated to review. Resolved. - Due Diligence Vendor-07/27/2022	BANK STATEMENTS - ASSETS(2).pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1634724	Closed	2022-07-25 19:35	2022-07-27 22:19	Resolved	1 - Information	C	A	Credit	Credit	Hazard Insurance coverage does not include Business Interruption / Rent-Loss Coverage	Resolved-Client provided email confirming that the hazard policy does not have a limit amount and rent loss is covered as long as need. BPV2 screen was updated to reflect at least 6 months rent loss coverage. Resolved. - Due Diligence Vendor-07/27/2022

Ready for Review-Document Uploaded.  - Seller-07/27/2022

Open-Hazard insurance policy page no 38 CR rent loss not given , Please clarify - Due Diligence Vendor-07/25/2022	Ready for Review-Document Uploaded. - Seller-07/27/2022	Resolved-Client provided email confirming that the hazard policy does not have a limit amount and rent loss is covered as long as need. BPV2 screen was updated to reflect at least 6 months rent loss coverage. Resolved. - Due Diligence Vendor-07/27/2022

																	email loss of rents.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1634724	Closed	2022-07-25 17:33	2022-07-27 21:14	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/27/2022

Ready for Review-Document Uploaded.  - Seller-07/27/2022

														Open-The Final 1003 is Not Executed Loan Originator Signature is missing on Final 1003 page no 130 CL - Due Diligence Vendor-07/25/2022	Ready for Review-Document Uploaded. - Seller-07/27/2022	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/27/2022	XXXX final 10031.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1643200	Closed	2022-09-23 15:24	2022-10-06 19:32	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-10/03/2022

Ready for Review-Document Uploaded.  - Seller-09/30/2022

Open-The Final 1003 is Not Executed Loan Originator Signature is missing on 1003 final , please provide
														- Due Diligence Vendor-09/23/2022	Ready for Review-Document Uploaded. - Seller-09/30/2022	Resolved-The Final 1003 is Executed - Due Diligence Vendor-10/03/2022	Final 1003 XXXX.pdf			FL	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1643200	Closed	2022-09-29 16:46	2022-10-06 19:31	Resolved	1 - Information	C	A	Credit	Credit	Missing documentation evidencing borrower's identity	Resolved-Document received. Data updated. - Due Diligence Vendor-10/06/2022

Ready for Review-Document Uploaded.  - Seller-10/03/2022

														Open-File does not contain Permanent Resident Card, please provide. Thank you. - Due Diligence Vendor-09/29/2022	Ready for Review-Document Uploaded. - Seller-10/03/2022	Resolved-Document received. Data updated. - Due Diligence Vendor-10/06/2022	perm res card XXXX.pdf			FL	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1722481			Closed	2023-02-07 11:57	2023-02-09 22:46	Waived	2 - Non-Material	B	B	Credit	Eligibility	Consumer lates exceed guidelines	Waived-Rolling 30 Day Lates - Due Diligence Vendor-02/09/2023 Waived-Rolling 30Day Lates. However, we have exception Doc in Page #4 - Due Diligence Vendor-02/07/2023		Waived-Rolling 30 Day Lates - Due Diligence Vendor-02/09/2023 Waived-Rolling 30Day Lates. However, we have exception Doc in Page #4 - Due Diligence Vendor-02/07/2023			3 MONTHS RESERVES REQUIRED. 6+ MONTHS DOCUMENTED - required 3 months, actual 28.64 DSCR IS 1.01 - required >.75 actual 1.01	WA	Investment	Refinance	Cash Out - Other	XXXX	Originator Pre-Close	Yes
XXXX	1722481	Closed	2023-02-07 11:39	2023-02-08 19:53	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-02/08/2023

Ready for Review-Document Uploaded.  - Seller-02/08/2023

														Open-The 1008 document is missing from the loan file. Missing Final 1008 Doc in File which Given in File on Page # 5 Credit Pkg is not Matching Loan Amount so Please Provide Updated 1008 - Due Diligence Vendor-02/07/2023	Ready for Review-Document Uploaded. - Seller-02/08/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-02/08/2023	AUDIT CONDITIONS(124).pdf			WA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1730930	Closed	2023-02-14 09:26	2023-03-20 22:53	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived- - Due Diligence Vendor-02/17/2023
Ready for Review-Document Uploaded. XXXX requires only 2 compensating factors for exceptions. - Seller-02/17/2023
Open-2 exceptions on file, provided comp factors are not enough, please provide another comp factor - Due Diligence Vendor-02/16/2023
Waived-Loan amount less than required $150,000 - Due Diligence Vendor-02/15/2023
Ready for Review-Document Uploaded.  - Seller-02/14/2023
Open-Audited Loan Amount of $XXXX is less than the Guideline Minimum Loan Amount of $150000 Loan amount is $XXXX which is not meeting Guidelines requirements, As per Guidelines, Minimum Loan amount required is $150,000.
														Please Provide the Exception for same - Due Diligence Vendor-02/14/2023	Ready for Review-Document Uploaded. XXXX requires only 2 compensating factors for exceptions. - Seller-02/17/2023 Ready for Review-Document Uploaded. - Seller-02/14/2023	Waived-Loan amount less than required $150,000 - Due Diligence Vendor-02/15/2023	Exception XXXX.pdf		DSCR 1+, minimum .75 actual 1.15 Excess Reserves 3+ months, required 3 - actual 93.59 Reduction in subject payment by 10% + was $1808.34 - actual PITIA $1609.39	MD	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	Originator Post-Close	Yes
XXXX	1730930	Closed	2023-02-15 21:05	2023-02-15 22:52	Waived	2 - Non-Material	C	B	Credit	Doc Issue	Title reports unpaid liens	Waived-Leave tax lien open - Due Diligence Vendor-02/15/2023
Ready for Review-Document Uploaded.  - Seller-02/15/2023
														Open-1008 Indicates an open tax lien was accepted as an exception, however there is no exception in the file from XXXX. The borrower meets the GL for open tax lien with documents in the file (320, 347 CR) aside from being an investment property which is not permitted. Please update. - Due Diligence Vendor-02/15/2023	Ready for Review-Document Uploaded. - Seller-02/15/2023	Waived-Leave tax lien open - Due Diligence Vendor-02/15/2023	Exception XXXXX.pdf		DSCR 1+ Minimum .75 - actual 1.15 Excess Reserves 3+ months. Required 3 months - actual 93.59	MD	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	Originator Post-Close	Yes
XXXX	1730930	Closed	2023-02-14 10:44	2023-02-15 16:34	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Document received, data updated. - Due Diligence Vendor-02/15/2023

Ready for Review-Document Uploaded.  - Seller-02/14/2023

														Open-Originator DSCR is Showing 1.08 But as per Calculation shows Gross Rent Amount $1,850/ 1,609.39= 1.145 DSCR. - Due Diligence Vendor-02/14/2023	Ready for Review-Document Uploaded. - Seller-02/14/2023	Resolved-Document received, data updated. - Due Diligence Vendor-02/15/2023	AUDIT CONDITIONS(132).pdf			MD	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	N/A	N/A
XXXX	1686777	Closed	2023-03-09 18:29	2023-03-14 19:13	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Rural property /Investment, DSCR < 1.0 w/ credit score < 660, acreage > 20 acres - Due Diligence Vendor-03/14/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/14/2023

Counter-Thank you for the upload. Rural property is only allowed for primary residence and acreage exceeds maximum allowed. Please include all detail. - Due Diligence Vendor-03/14/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/10/2023

Open-1. No exception in file for property being a rural property
														2. DSCR below 1, per guidelines min FICO is 660 - Due Diligence Vendor-03/09/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/10/2023	Waived-Rural property /Investment, DSCR < 1.0 w/ credit score < 660, acreage > 20 acres - Due Diligence Vendor-03/14/2023	Exception XXXX.pdf Exception XXXX.pdf		LTV 5% or below max - required 60%, actual 53.76% Excess Reserves 3+ months, required 2, actual 44.70	TN	Investment	Purchase	NA	XXXX	Originator Post-Close	Yes
XXXX	1734905	Closed	2023-11-27 07:33	2023-11-30 15:57	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-11/30/2023

Ready for Review-Document Uploaded.  - Seller-11/29/2023

														Open-The Final 1003 is Not Executed LO signature is missing in Final 1003 for both Borrowers. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-11/30/2023	1003-9.pdf			CO	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1734911	Closed	2023-11-22 09:17	2023-11-29 10:44	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023
Ready for Review-Document Uploaded. The UW advised the borrower paid cash for the property XX/XX/XXXX- then took lien out XX/XX/XXXX which shows on the borrowers credit report. - Seller-11/28/2023
														Open-Housing History Does Not Meet Guideline Requirements primary mortgage account months reviewed from credit supplement on pg 124 reflecting as 9 months. Please provide required documents to verify 12 months history, - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. The UW advised the borrower paid cash for the property XX/XX/XXXX- then took lien out 12/9/22 which shows on the borrowers credit report. - Seller-11/28/2023	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023	no prior lien.pdf D132711394.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	N/A	N/A
XXXX	1734903	Closed	2023-11-22 07:29	2023-11-28 15:51	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Exception letter available for loan amount <$150000 - Due Diligence Vendor-11/28/2023
Ready for Review-Document Uploaded.  - Seller-11/27/2023
Open-Audited Loan Amount is less than Guideline Minimum Loan Amount Audited Loan Amount of $XXXX is less than the Guideline Minimum Loan Amount of $150000.
Please provide exception form. - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023	Waived-Exception letter available for loan amount <$150000 - Due Diligence Vendor-11/28/2023	Exception XXXX.pdf	- DSCR > 1.0: Minimum DSCR Per Guidelines is 1, Actual Qualified DSCR is 1.14.
- Excess Reserves 3+ months: Qualifying Total Reserves Number of Months is 95.26 when Guideline Required Reserves is 3.
																			- No Derogatory Credit - Verified.	MI	Investment	Refinance	Cash Out - Other	XXXX	Originator Post-Close	Yes
XXXX	1734903	Closed	2023-11-22 19:18	2023-11-28 15:50	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Exception letter available for DSCR w/ no primary residence. Waived - Due Diligence Vendor-11/28/2023

Ready for Review-Document Uploaded.  - Seller-11/27/2023

Open-Loan is a DSCR, but borrower does not have a primary residence housing history, need exception form with 3 comp factors - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023	Waived-Exception letter available for DSCR w/ no primary residence. Waived - Due Diligence Vendor-11/28/2023	Exception XXXX.pdf	- DSCR > 1.0: Minimum DSCR Per Guidelines is 1, Actual Qualified DSCR is 1.14.
- Excess Reserves 3+ months: Qualifying Total Reserves Number of Months is 95.26 when Guideline Required Reserves is 3.
																			- No Derogatory Credit - Verified.	MI	Investment	Refinance	Cash Out - Other	XXXX	Originator Post-Close	Yes
XXXX	1734904	Closed	2023-11-27 15:45	2023-11-28 15:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/28/2023

Ready for Review-Document Uploaded.  - Seller-11/28/2023

														Open-The Final 1003 is Incomplete Please provide updated 1003 with LO signature. Thank you. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/28/2023	20231128053707977.pdf			GA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1734904	Closed	2023-11-27 15:56	2023-11-28 08:10	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-HOI dwelling amount has been increased in uploaded doc. Hence resolved - Due Diligence Vendor-11/28/2023
Ready for Review-Document Uploaded.  - Seller-11/27/2023
														Open-Hazard Insurance Coverage Amount of $XXXX is less than Required Coverage Amount of $807409 and Guaranteed Replacement Coverage indicator is 'N/A' - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023	Resolved-HOI dwelling amount has been increased in uploaded doc. Hence resolved - Due Diligence Vendor-11/28/2023	hoi coverage increased.pdf			GA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1734896	Closed	2023-11-27 08:13	2023-11-29 10:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Exception has been uploaded.
-Reserves < 3 months  - Due Diligence Vendor-11/29/2023

Ready for Review-Document Uploaded.  - Seller-11/28/2023

														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Reserves not meeting the guidelines requirements. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023	Waived-Exception has been uploaded. -Reserves < 3 months - Due Diligence Vendor-11/29/2023	Exception XXXX251.pdf		Minimum DSCR is 1.0 asper GL, verified DSCR is 1.01 Guideline Min FICO is 700, Qualified FICO 752 which is 52 points above.	TX	Investment	Purchase	NA	XXXX	Originator Post-Close	Yes
XXXX	1734894	Closed	2023-11-29 21:05	2023-12-01 07:41	Waived	2 - Non-Material	C	B	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Waived-We have Exception on (findings) for DSCR/ no primary residence: Borrower does not own a primary residence as loan is DSCR investment - Due Diligence Vendor-12/01/2023

Waived-We have Exception on (findings) for DSCR/ no primary residence: Borrower does not own a primary residence as loan is DSCR investment - Due Diligence Vendor-11/30/2023

Ready for Review-Document Uploaded.  - Seller-11/29/2023

Open-Borrower does not own their primary residence/DSCR. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Waived-We have Exception on (findings) for DSCR/ no primary residence: Borrower does not own a primary residence as loan is DSCR investment - Due Diligence Vendor-12/01/2023

 Waived-We have Exception on (findings) for DSCR/ no primary residence: Borrower does not own a primary residence as loan is DSCR investment - Due Diligence Vendor-11/30/2023

																	Exception XXXXX.pdf		No Derog credit: No derogatory history found in credit report. Excess reserves 3+ months: Reserves verified are 13.88 months, when GL require only 6 months.	IN	Investment	Purchase	NA	XXXX	Originator Post-Close	Yes
XXXX	1734894	Closed	2023-11-22 20:04	2023-11-29 17:58	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Document received, data acknowledged. - Due Diligence Vendor-11/29/2023

Ready for Review-Document Uploaded.  - Seller-11/27/2023

Counter-Loan approval shows incorrect FICO. Provide updated loan approval to show FICO as 793 - Due Diligence Vendor-11/27/2023

Ready for Review-Document Uploaded.  - Seller-11/25/2023

														Open-Lender approval listing incorrect FICO score - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/25/2023	Resolved-Document received, data acknowledged. - Due Diligence Vendor-11/29/2023	APPROVAL CERTIFICATE_(5).pdf APPROVAL CERTIFICATE_-34.pdf			IN	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1734894	Closed	2023-11-22 04:10	2023-11-27 18:52	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-11/27/2023

Ready for Review-Document Uploaded.  - Seller-11/25/2023

														Open-The Final 1003 is Not Executed Loan officer signature and signature date is missing final 1003. - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-11/25/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-11/27/2023	1003 XXXX.pdf			IN	Investment	Purchase	NA	XXXX	N/A	N/A